SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other intangible assets
Weighted-average useful life of other amortizable assets	14 years	14 years
Total amortization expense related to other intangible assets	$ 293	$ 237	$ 62
Future estimated amortization expense related to amortizable other identifiable intangible assets
2014	304
2015	301
2016	297
2017	293
2018	$ 287
Customer relationships
Other intangible assets
Weighted-average useful life of other amortizable assets	14 years
Trademarks
Other intangible assets
Weighted-average useful life of other amortizable assets	15 years
Patents
Other intangible assets
Weighted-average useful life of other amortizable assets	14 years
Other technology
Other intangible assets
Weighted-average useful life of other amortizable assets	8 years